Note 4 - Property and Equipment (Details) - Property and Equipment Summary (CAD)	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Cost	13,038,751	13,188,186
Accumulated depreciation and impairment	(11,665,594)	(11,836,456)
Net book value	1,373,157	1,351,730
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	4,885,963	5,136,975
Accumulated depreciation and impairment	(4,678,976)	(4,787,905)
Net book value	206,987	349,070
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	5,592,312	5,978,338
Accumulated depreciation and impairment	(5,001,683)	(5,041,900)
Net book value	590,629	936,438
Computer And Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	1,991,927	1,649,593
Accumulated depreciation and impairment	(1,589,519)	(1,585,288)
Net book value	402,408	64,305
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Cost	395,948	423,281
Accumulated depreciation and impairment	(395,416)	(421,363)
Net book value	532	1,918
Asset under Construction [Member]
Property, Plant and Equipment [Line Items]
Cost	172,601
Net book value	172,601